Shareholders' equity (Details) - Schedule of stock option and RSU transactions - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option and RSU transactions [Abstract]
Stock options outstanding, beginning (in Shares)	3,003,150	3,458,805
Stock options outstanding, weighted average exercise price, beginning (in Dollars per share)	$ 12.32	$ 11.95
Amortized value of options, beginning	$ 18,546	$ 16,657
RSUs outstanding, beginning (in Shares)	139,600	68,000
Amortized value of RSUs, beginning	$ 274	$ 183
Stock-based compensation, beginning	$ 18,820	$ 16,840
Stock options outstanding, ending (in Shares)	2,611,691	3,003,150
Stock options outstanding, weighted average exercise price, ending (in Dollars per share)	$ 12.51	$ 12.32
Amortized value of options, ending	$ 22,524	$ 18,546
RSUs, ending (in Shares)	135,450	139,600
Amortized value of RSUs, ending	$ 487	$ 274
Stock-based compensation, ending	$ 23,011	$ 18,820
Stock options exercisable, ending (in Shares)	2,608,357	911,816
Stock options outstanding, Granted (in Shares)		50,000
Stock options outstanding, weighted average exercise price, Granted (in Dollars per share)		$ 17.72
Amortized value of options, Granted		$ 168
RSUs outstanding, Granted (in Shares)	135,450	139,600
Amortized value of RSUs, Granted	$ 487	$ 274
Stock-based compensation, Granted	$ 487	$ 442
Stock options outstanding, Exercised option or vested RSU (in Shares)	(390,153)	(503,831)
Stock options outstanding, weighted average exercise price, Exercised option or vested RSU (in Dollars per share)	$ 11.03	$ 10.38
Amortized value of options, Exercised option or vested RSU	$ (2,246)	$ (2,333)
RSUs outstanding, Exercised option or vested RSU (in Shares)	(139,600)	(68,000)
Amortized value of RSUs, Exercised option or vested RSU	$ (2,351)	$ (1,051)
Stock-based compensation, Exercised option or vested RSU	$ (4,597)	$ (3,384)
Stock options outstanding, expired (in Shares)	(1,309)	(1,824)
Stock options outstanding, weighted average exercise price, expired (in Dollars per share)	$ 6.30	$ 6.30
Amortized value of options, expired	$ (16)	$ (33)
RSUs, expired (in Shares)
Amortized value of RSUs, expired
Stock-based compensation, expired	$ (16)	$ (33)
Stock options outstanding, Amortized value of stock-based compensation (in Shares)
Stock options outstanding, weighted average exercise price, Amortized value of stock-based compensation (in Dollars per share)
Amortized value of options, Amortized value of stock-based compensation	$ 6,240	$ 4,087
RSUs, Amortized value of stock-based compensation (in Shares)
Amortized value of RSUs, Amortized value of stock-based compensation	$ 2,077	$ 868
Stock-based compensation, Amortized value of stock-based compensation	$ 8,317	$ 4,955